Provision for post-employment benefits - Surplus/(Deficit) in Plans by Region (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	£ (159.0)	£ (183.4)	£ (205.4)
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	0.3	33.7	31.5
North America [member]
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	(45.2)	(68.7)	(89.2)
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	(79.4)	(104.6)	(107.7)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	£ (34.7)	£ (43.8)	£ (40.0)